Provisions - Summary of Provisions (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Beginning balance	₽ 6,916	₽ 5,971	₽ 5,128
Arising during the year	2,516	2,880	2,112
Utilized	(1,436)	(1,069)	(1,098)
Revision in estimated cash flow	(339)	(511)	(1,027)
Unused amounts reversed	(963)	(505)	(426)
Discount rate adjustment and imputed interest	421	281	1,129
Exchange differences	58	(131)	153
Ending balance	7,173	6,916	5,971
Current	3,359	3,496	2,532
Non-current	3,814	3,420	3,439
Rehabilitation provision [member]
Disclosure of other provisions [line items]
Beginning balance	3,678	3,704	3,199
Arising during the year	311	256	403
Utilized	(79)	(52)
Revision in estimated cash flow	(339)	(511)	(1,027)
Unused amounts reversed	0
Discount rate adjustment and imputed interest	421	281	1,129
Exchange differences	0
Ending balance	3,992	3,678	3,704
Current	178	258	265
Non-current	3,814	3,420	3,439
Provisions for legal claims [member]
Disclosure of other provisions [line items]
Beginning balance	746	1,572	1,089
Arising during the year	2,175	533	1,321
Utilized	(451)	(885)	(513)
Revision in estimated cash flow	0
Unused amounts reversed	(180)	(474)	(325)
Discount rate adjustment and imputed interest	0
Exchange differences	0
Ending balance	2,290	746	1,572
Current	2,290	746	1,572
Non-current	0	0
Tax provisions [member]
Disclosure of other provisions [line items]
Beginning balance	760	480	620
Arising during the year	23	413	361
Utilized	(1)	(14)	(504)
Revision in estimated cash flow	0
Unused amounts reversed	(232)	(31)	(101)
Discount rate adjustment and imputed interest	0
Exchange differences	26	(88)	104
Ending balance	576	760	480
Current	576	760	480
Non-current	0	0
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	1,732	215	220
Arising during the year	7	1,678	27
Utilized	(905)	(118)	(81)
Revision in estimated cash flow	0
Unused amounts reversed	(551)
Discount rate adjustment and imputed interest	0
Exchange differences	32	(43)	49
Ending balance	315	1,732	215
Current	315	1,732	₽ 215
Non-current	₽ 0	₽ 0